Summary of significant accounting policies (Policies)	12 Months Ended
Jun. 30, 2018
Summary Of Significant Accounting Policies
Basis of preparation of the Consolidated Financial Statements

2.1       Basis of preparation of the Consolidated Financial Statements

(a)	Basis of preparation

These Consolidated Financial Statements have been prepared in accordance with IFRS, issued by the IASB and interpretations issued by the IFRIC. All IFRS applicable as of these date of the Consolidated Financial Statements have been applied.

IAS 29 “Financial Reporting in Hyperinflationary Economies”, requires that the financial statements of an entity whose functional currency is one of a hyperinflationary economy be expressed in terms of the current unit of measurement at the closing date of the reporting period, regardless of whether they are based on the historical cost method or the current cost method. To do so, in general terms, the inflation is produced from the date of acquisition or from the revaluation date, as applicable, must be calculated in the non-monetary items. This requirement also includes the comparative information of the financial statements.

In order to conclude on whether an economy is categorized as hyperinflationary in the terms of IAS 29, the standard details a series of factors to be considered, including the existence of a cumulative inflation rate in three years that approximates or exceed 100%. Bearing in mind that the downward trend in inflation observed in the previous year has reversed, noticing a significant increase in inflation during 2018, that it is also expected that the accumulated inflation rate of the last three years will exceed 100% and that the rest of the indicators do not contradict the conclusion that Argentina should be considered a hyperinflationary economy for accounting purposes, the Management understands that there is sufficient evidence to conclude that Argentina is a hyperinflationary economy in the terms of IAS 29, starting with the year initiated on July 1, 2018. Consequently, the Group should restate its next financial statements to be presented after the aforementioned date. However, it must be taken into account that, as of the date of issuance of these financial statements, Decree PEN 664/03 is in force, and it does not allow the presentation of restated for inflation financial statements before the National Securities Commission (CNV) and other bodies of corporate control.

In an inflationary period, any entity that maintains an excess of monetary assets over monetary liabilities, will lose purchasing power, and any entity that maintains an excess of monetary liabilities over monetary assets, will gain purchasing power, provided that such items are not subject to an adjustment mechanism.

Briefly, the restatement method of IAS 29 establishes that monetary assets and liabilities must not be restated since they are already expressed in the current unit of measurement at the end of the reporting period. Assets and liabilities subject to adjustments based on specific agreements must be adjusted in accordance with such agreements. The non-monetary items measured at their current values at the end of the reporting period, such as the net realization value or others, do not need to be restated. The remaining non-monetary assets and liabilities must be restated by a general price index. The loss or gain from the net monetary position will be included in the net result of the reporting year / period, revealing this information in a separate line item.

As of June 30, 2018, the restatement criteria of financial information established in IAS 29 have not been applied. However, in recent years’ certain macroeconomic variables that affect the Company's businesses, such as wages and prices of inputs, have undergone annual variations of certain importance. This circumstance must be considered in the evaluation and interpretation of the financial situation and the results presented by the Company in these financial statements.

(b)	Current and non-current classification

The Group presents current and non-current assets, and current and non-current liabilities, as separate classifications in its statement of financial position according with the operating cycle of each activity.

The operating cycle for activities related to the Group’s investment properties is 12 months. Therefore, current assets and current liabilities include the assets and liabilities that are either realized or settled within 12 months from the end of the fiscal year. The operating cycle of activities related to the Group’s investment properties for sale depends on each specific project, and thus cannot be clearly defined. In general, assets and liabilities classified as investment properties for sale are realized or discharged over many fiscal years, ranging between one and three years or, in exceptional cases, over a longer period. As a result, and for purposes of classification, the Group has assumed the operating cycle of investment properties for sale to be 12 months.

All other assets and liabilities are classified as non-current. Current and deferred tax assets and liabilities (income tax payable), are presented separately from each other and from other assets and liabilities as current and non-current, respectively.

(c)	Presentation currency

The Consolidated Financial Statements are presented in thousands of Argentine Pesos. Unless otherwise stated or the context otherwise requires, references to ‘Peso amounts’ or ‘Ps.’, are to Argentine Pesos, and references to ‘USD’ or ‘US dollars’ are to United States dollars.

(d)	End of the fiscal year

The fiscal year begins on July 1 and ends on June 30 each year.

(e)	Accounting conventions

These Consolidated Financial Statements have been prepared under the deemed cost convention, except for investment properties, financial assets and financial liabilities (including derivative instruments) which have been prepared at fair value through profit or loss and share-based compensation at fair value.

(f)	Cash flows

The Group reports cash flows from operating activities using the indirect method. Interest paid is presented within cash used in financing activities. Interest received is presented within cash generated by investing activities. The acquisitions and disposals of investment properties are disclosed as cash from investing activities because this most appropriately reflects the Group’s business activities. Cash flows in respect of trading properties are disclosed as cash from operating activities because these assets are sold in the ordinary course of business.

(g)	Use of estimates

The preparation of financial statements at a certain date requires the Company’s Management to make estimations and evaluations affecting the amount of assets and liabilities recorded and contingent assets and liabilities disclosed at such date, as well as income and expenses recorded during the period. Actual results might differ from the estimates and evaluations made at the date of preparation of consolidated financial statements. The most significant judgments made by Management in applying the Group’s accounting policies and the major estimates and significant judgments are described in Note 3.

New accounting standards	<table cellspacing="0" cellpadding="0" style="font: 10pt/14pt Georgia, Times, Serif; margin-top: 0px; margin-bottom: 0px; width: 100%"><tr style="vertical-align: top"><td style="width: 0px"></td> <td style="width: 35.45pt">2.2.</td> <td style="text-align: justify">New accounting standards</td></tr> </table>   The following standards, amendments and interpretations have been published by the IASB and by the IFRIC. Below we outline the standards, amendments and interpretations that may potentially have an impact on the Group at the time of application.   <u>Standards and amendments adopted by the Group:</u> <table cellspacing="0" cellpadding="0" style="font: 10pt Georgia, Times, Serif; border-collapse: collapse; width: 100%"> <tr style="vertical-align: top"> <td style="border: black 1pt solid; text-align: center; padding-bottom: 12pt; line-height: 12pt; padding-left: 5.4pt; width: 45%; padding-right: 5.4pt">Standards and amendments</td> <td style="border-bottom: black 1pt solid; padding-left: 5.4pt; width: 43%; padding-right: 5.4pt; border-top: black 1pt solid; border-right: black 1pt solid"> Description   </td> <td style="border-bottom: black 1pt solid; text-align: center; padding-bottom: 12pt; line-height: 12pt; padding-left: 5.4pt; width: 12%; padding-right: 5.4pt; border-top: black 1pt solid; border-right: black 1pt solid">Date of application by the Group </td></tr> <tr style="vertical-align: top"> <td style="border-bottom: black 1pt solid; border-left: black 1pt solid; text-align: justify; padding-bottom: 12pt; line-height: 12pt; padding-left: 5.4pt; padding-right: 5.4pt; border-right: black 1pt solid">Cycle of annual improvements 2014-2016. IFRS 12 “Disclosure of Interests in other entities”.</td> <td style="border-bottom: black 1pt solid; text-align: justify; padding-bottom: 12pt; line-height: 12pt; padding-left: 5.4pt; padding-right: 5.4pt; border-right: black 1pt solid">Clarifies the standard scope.</td> <td style="border-bottom: black 1pt solid; text-align: center; padding-bottom: 12pt; line-height: 12pt; padding-left: 5.4pt; padding-right: 5.4pt; border-right: black 1pt solid">06-30-2018</td></tr> <tr style="vertical-align: top"> <td style="border-bottom: black 1pt solid; border-left: black 1pt solid; text-align: justify; padding-bottom: 12pt; line-height: 12pt; padding-left: 5.4pt; padding-right: 5.4pt; border-right: black 1pt solid">Amendments to IAS 7 "Disclosure about the statement of cash flows"</td> <td style="border-bottom: black 1pt solid; text-align: justify; padding-bottom: 12pt; line-height: 12pt; padding-left: 5.4pt; padding-right: 5.4pt; border-right: black 1pt solid">The entity shall disclose information so that users of the financial statements may assess the changes in liabilities resulting from financing activities, including both cash flow and non-cash-flow derivatives.</td> <td style="border-bottom: black 1pt solid; text-align: center; padding-bottom: 12pt; line-height: 12pt; padding-left: 5.4pt; padding-right: 5.4pt; border-right: black 1pt solid">06-30-2018</td></tr> <tr style="vertical-align: top"> <td style="border-bottom: black 1pt solid; border-left: black 1pt solid; text-align: justify; padding-bottom: 12pt; line-height: 12pt; padding-left: 5.4pt; padding-right: 5.4pt; border-right: black 1pt solid">Amendments to IAS 12 "Recognition of deferred tax assets for unrealized losses".</td> <td style="border-bottom: black 1pt solid; text-align: justify; padding-bottom: 12pt; line-height: 12pt; padding-left: 5.4pt; padding-right: 5.4pt; border-right: black 1pt solid">The amendments clarify the accounting of deferred income tax assets in the case of unrealized losses on instruments measured at fair value</td> <td style="border-bottom: black 1pt solid; text-align: center; padding-bottom: 12pt; line-height: 12pt; padding-left: 5.4pt; padding-right: 5.4pt; border-right: black 1pt solid">06-30-2018</td></tr> </table>   <u>Standards and amendments not adopted yet by the Group</u> <table cellspacing="0" cellpadding="0" style="font: 10pt Georgia, Times, Serif; border-collapse: collapse; width: 100%"> <tr style="vertical-align: top"> <td style="border: black 1pt solid; text-align: center; padding-bottom: 12pt; line-height: 12pt; padding-left: 5.4pt; width: 18%; padding-right: 5.4pt">Standards and amendments</td> <td style="border-bottom: black 1pt solid; padding-left: 5.4pt; width: 67%; padding-right: 5.4pt; border-top: black 1pt solid; border-right: black 1pt solid"> Description   </td> <td style="border-bottom: black 1pt solid; text-align: center; padding-bottom: 12pt; line-height: 12pt; padding-left: 5.4pt; width: 15%; padding-right: 5.4pt; border-top: black 1pt solid; border-right: black 1pt solid">Date of application by the Group</td></tr> <tr style="vertical-align: top"> <td style="border-bottom: black 1pt solid; border-left: black 1pt solid; padding-bottom: 12pt; line-height: 12pt; padding-left: 5.4pt; padding-right: 5.4pt; border-right: black 1pt solid">Amendments to IAS 40 "Transfers of investment properties"</td> <td style="border-bottom: black 1pt solid; padding-bottom: 12pt; line-height: 12pt; padding-left: 5.4pt; padding-right: 5.4pt; border-right: black 1pt solid">The amendments clarify the conditions that should be met for an entity to transfer a property to, or from, investment properties.</td> <td style="border-bottom: black 1pt solid; padding-bottom: 12pt; line-height: 12pt; padding-left: 5.4pt; padding-right: 5.4pt; border-right: black 1pt solid">06-30-2019</td></tr> <tr style="vertical-align: top"> <td style="border-bottom: black 1pt solid; border-left: black 1pt solid; padding-bottom: 12pt; line-height: 12pt; padding-left: 5.4pt; padding-right: 5.4pt; border-right: black 1pt solid">Cycle of annual improvements 2014-2016. IAS 28 “Investments in Associates and Joint ventures”.</td> <td style="border-bottom: black 1pt solid; padding-bottom: 12pt; line-height: 12pt; padding-left: 5.4pt; padding-right: 5.4pt; border-right: black 1pt solid">It clarifies that the option to measure an associate or a joint venture at fair value for a qualifying entity is available upon initial recognition</td> <td style="border-bottom: black 1pt solid; padding-bottom: 12pt; line-height: 12pt; padding-left: 5.4pt; padding-right: 5.4pt; border-right: black 1pt solid">06-30-2019</td></tr> <tr style="vertical-align: top"> <td style="border-bottom: black 1pt solid; border-left: black 1pt solid; padding-bottom: 12pt; line-height: 12pt; padding-left: 5.4pt; padding-right: 5.4pt; border-right: black 1pt solid">IFRS 16 "Leases".</td> <td style="border-bottom: black 1pt solid; padding-left: 5.4pt; padding-right: 5.4pt; border-right: black 1pt solid"> The lessees are required to account for leases under one single model in the balance sheet that is similar to the one used to account for financial leases under IAS 17. There are two exceptions to this rule: to recognize the lease of low-cost assets and short-term leases. There is almost no change to lessor accounting.     </td> <td style="border-bottom: black 1pt solid; padding-bottom: 12pt; line-height: 12pt; padding-left: 5.4pt; padding-right: 5.4pt; border-right: black 1pt solid">06-30-2020</td></tr> <tr style="vertical-align: top"> <td style="border-bottom: black 1pt solid; border-left: black 1pt solid; padding-bottom: 12pt; line-height: 12pt; padding-left: 5.4pt; padding-right: 5.4pt; border-right: black 1pt solid">IFRS 9 “Financial Instruments”.</td> <td style="border-bottom: black 1pt solid; padding-bottom: 12pt; line-height: 12pt; padding-left: 5.4pt; padding-right: 5.4pt; border-right: black 1pt solid">This version adds a new impairment model based on expected losses and introduces some minor amendments to the classification and measurement of financial assets.</td> <td style="border-bottom: black 1pt solid; padding-bottom: 12pt; line-height: 12pt; padding-left: 5.4pt; padding-right: 5.4pt; border-right: black 1pt solid">06-30-2019</td></tr> <tr style="vertical-align: top"> <td style="border-bottom: black 1pt solid; border-left: black 1pt solid; padding-bottom: 12pt; line-height: 12pt; padding-left: 5.4pt; padding-right: 5.4pt; border-right: black 1pt solid">IFRS 15 “Revenue from contracts with customers”.</td> <td style="border-bottom: black 1pt solid; padding-bottom: 12pt; line-height: 12pt; padding-left: 5.4pt; padding-right: 5.4pt; border-right: black 1pt solid">Provides the new revenue recognition model derived from contracts with customers. The core principle underlying the model is satisfaction of obligations assumed with customers. Applies to all contracts with customers, other than those covered by other IFRSs, such as leases, insurance and financial instruments contracts. The standard does not address recognition of interest or dividend income.</td> <td style="border-bottom: black 1pt solid; padding-bottom: 12pt; line-height: 12pt; padding-left: 5.4pt; padding-right: 5.4pt; border-right: black 1pt solid">06-30-2019</td></tr> <tr style="vertical-align: top"> <td style="border-bottom: black 1pt solid; border-left: black 1pt solid; padding-bottom: 12pt; line-height: 12pt; padding-left: 5.4pt; padding-right: 5.4pt; border-right: black 1pt solid">Amendments to IFRS 2 "Share-based Payment".</td> <td style="border-bottom: black 1pt solid; padding-bottom: 12pt; line-height: 12pt; padding-left: 5.4pt; padding-right: 5.4pt; border-right: black 1pt solid">The amendments clarify the scope of the standard in relation to: (i) accounting for the effects that the concession consolidation conditions have on cash settled share-based payments, (ii) the classification of the share-based payment transactions subject to net settlement, and (iii) accounting for the amendment of terms and conditions of the share-based payment transaction that reclassifies the transaction from cash settled to equity settled.</td> <td style="border-bottom: black 1pt solid; padding-bottom: 12pt; line-height: 12pt; padding-left: 5.4pt; padding-right: 5.4pt; border-right: black 1pt solid">06-30-2019</td></tr> </table>     The future adoption of these standards, amendments and interpretations adopted, will not have a material impact on the Group, except IFRS 9.   <u>IFRS 9: Financial instruments</u>   The new standard includes a new model of "expected credit loss" for credits or other assets not measured at fair value. The new model presents a dual measurement approach for impairment: if the credit risk of a financial asset has not increased significantly since its initial recognition, an impairment allowance will be recorded in the amount of expected credit losses resulting from the events of non-compliance that are possible within a certain period. If the credit risk has increased significantly, in most cases the allowance will increase and the amount of the expected loss will be recorded.   In accordance with the new standard, in cases where a change in terms or exchange of financial liabilities is immaterial and does not lead, at the time of analysis, to the reduction of the previous liability and recognition of the new, the new cash flows must be discounted at the original effective interest rate, with the difference between the present value of the financial liability that has the new terms and the present value of the original financial liability that is recognized in results. As a result of the application of the new standard, the amount of the liabilities, whose terms were modified and which a new effective interest rate was calculated at the time of the change in the terms in accordance with IAS 39, will be recalculated from the date of the change in terms using the original effective interest rate.   As of date of these financial statements, our estimate of the application of IFRS 9, would generate a decrease in retained earnings and in investment in associates and joint ventures of Ps. 18.4 million, due to the impact of the application of said standard on the calculation of the allowance for uncollectible debtors in our associate Tarshop S.A.. The methodology of this estimate may vary from that which is defined in the model at the moment of the effective application of the aforementioned standard.
Scope of consolidation
2.3.	Scope of consolidation

(a)	Subsidiaries

Subsidiaries are all entities (including structured entities) over which the Group has control. The Group controls an entity when the Group is exposed to, or has rights to, variable returns from its investment in with the entity and has the ability to effect such returns through its power over the entity. The Group also analyzes whether there is control when it does not hold more than 50% of the voting rights of an entity, but does have capacity to define its relevant activities because of de-facto control.

There may be de-facto control where the relative size of voting rights held by the Group in an entity in relation to the size and dilution of other shareholders gives the Group power to define the relevant activities of such entity.

Subsidiaries are fully consolidated from the date on which control is transferred to the Group. They are deconsolidated from the date control ceases.

The Group uses the acquisition method of accounting to account for business combinations. The consideration transferred for the acquisition of a subsidiary is the fair value of the assets transferred, the liabilities incurred and the equity interests issued by the Group. The consideration transferred includes the fair value of any asset or liability resulting from a contingent consideration arrangement. Acquisition-related costs are expensed as incurred. Identifiable assets acquired and liabilities and contingent liabilities assumed in a business combination are measured initially at their fair values at the acquisition date.

IFRS 3 “Business Combination” allows up to 12 months to finalize the accounting for a business combination. Where the accounting for a business combination is not complete by the end of the reporting period in which the business combination occurred, the Group reports provisional amounts.

The Group has elected to recognize acquisition of assets or group of assets carried out between entities under common control who also qualify as “Business Combination” according to IFRS 3, using the acquisition method.

The Group recognizes any non-controlling interest in the acquiree on an acquisition-by-acquisition basis either at fair value or at the non-controlling interest’s proportionate share of the acquirer’s net assets. The Group chooses the method to be used on case-by-case basis.

The amount by which the aggregate of the fair value of consideration transferred, the acquisition date fair value of the Company's previously held interest and any non-controlling interest exceeds the fair value of the assets and liabilities acquired is recorded as goodwill. If the total of consideration transferred, non-controlling interest recognized and previously held interest measured is less than the fair value of the net assets of the subsidiary acquired in the case of a bargain purchase, the difference is recognized directly in the consolidated statements of comprehensive income as "Bargain purchase gains".

Inter-company transactions, balances and unrealized gains on transactions between or among group companies are eliminated. Unrealized losses are also eliminated. Accounting policies of subsidiaries are changed where necessary to ensure consistency with the policies adopted by the Group. The majority of subsidiaries have the same year-end as the Group, however, a small number of subsidiaries have non-coterminous year-ends. In these circumstances, special-purpose financial statements prepared as of June 30 of each year are used for purposes of the Group consolidation.

The Group conducts its business through several operating and holding subsidiaries. Unless otherwise stated, the subsidiaries listed in Note 7 have share capital consisting solely of ordinary shares, which are held directly by the Group and the proportion of ownership interests held is equal to the voting rights held by the Group. The country of incorporation or registration is also their place of business.

The Group takes into account both quantitative and qualitative aspects in order to determine which non-controlling interests in subsidiaries are considered significant. In quantitative terms, the Group considers significant those investments that individually represent at least 20% of the total equity attributable to non-controlling interest in subsidiaries at each year-end. Therefore, in qualitative terms, the Group considers, among other factors, the specific risks to which each company is exposed, their returns and the importance that each of them has for the Group.

Summarized financial information on subsidiaries with material non-controlling interests and other information are included in Note 7.

(b)	Changes in ownership interests in subsidiaries without change of control

Transactions with non-controlling interests that do not result in loss of control are accounted for as equity transactions, that is to say as transactions with the owners in their capacity as owners. The amount recorded is the difference between the fair value of any consideration paid and/or collected and the relevant share acquired and/or transferred of the carrying value of net assets of the subsidiary.

(c)	Disposal of subsidiaries with loss of control

When the Group ceases to have control any retained interest in the entity is re-measured to its fair value at the date when control is lost, with the change in carrying amount recognized in profit or loss. The fair value is the initial carrying amount for the purposes of subsequently accounting for the retained interest as an associate, joint venture or financial asset. In addition, any amounts previously recognized in other comprehensive income in respect of that entity are accounted for as if the Group had directly disposed of the related assets or liabilities. This may mean that amounts previously recognized in other comprehensive income are reclassified to profit or loss.

(d)	Associates

Associates are all entities over which the Group has significant influence but not control, generally accompanying a shareholding of between 20% and less than 50% of the voting rights. Investments in associates are accounted for using the equity method of accounting. Under the equity method, the investment is initially recognized at cost, and the carrying amount is increased or decreased to recognize the investor’s share of the profit or loss of the investee after the date of acquisition. The Group’s investment in associates includes goodwill identified on acquisition.

If the ownership interest in an associate is reduced but significant influence is retained, only a proportionate share of the amounts previously recognized in other comprehensive income is reclassified to profit or loss where appropriate.

The Group’s share of post-acquisition profit or loss is recognized in the consolidated statements of comprehensive income, and its share of post acquisition movements is recognized in other comprehensive income with a corresponding adjustment to the carrying amount of the investment. When the Group’s share of losses in an associate equals or exceeds its interest in the associate, including any other unsecured receivables, the Group does not recognize further losses, unless it has incurred legal or constructive obligations or made payments on behalf of the associate.

The Group determines at each reporting date whether there is any objective evidence that the investment in the associate is impaired. If this is the case, the Group calculates the amount of any impairment as the difference between the recoverable amount of the associate and its carrying value and recognizes the impairment loss within “share of profit of associates and joint ventures line item” in the Statements of comprehensive income.

Profits and losses resulting from upstream and downstream transactions between the Group and its associate are recognized in the Group’s financial statements only to the extent of any unrelated investor’s interests in the associates. Unrealized losses are eliminated unless the transaction provides evidence of an impairment of the asset transferred. Accounting policies of associates have been changed where necessary to ensure consistency with the policies adopted by the Group.

For purposes of including the earnings of associates by applying the equity method, the Group uses financial statements of the associates as of the same date or a later date, provided the difference between the reporting date of the associate and that of the Group is no longer than three months. In these cases, the Group assesses and adjusts the results of such associates for material transactions or other material events occurred during the interim period.

The Group takes into account both quantitative and qualitative aspects in order to determine which non-controlling interests in associates are considered significant. In quantitative terms, investments that individually represent at least 20% of equity in earnings of joint ventures in the consolidated statements of comprehensive income and, simultaneously, at least 20% of all investments in joint ventures total equity attributable to non-controlling interest in associates at each year-end are considered significant. Therefore, in qualitative terms, the Group considers, among other factors, the specific risks to which each company is exposed, their returns and the importance that each company has for the Group.

Summarized financial information and other information for associates is included in Note 8.

(e)	Joint arrangements

Joint arrangements are arrangements of which the Group and other party or parties have joint control bound by a contractual arrangement. Under IFRS 11, investments in joint arrangements are classified as either joint ventures or joint operations depending on the contractual rights and obligations each investor has rather than the legal structure of the joint arrangement. A joint venture is a joint arrangement whereby the parties that have joint control of the arrangement have rights to the net assets of the arrangement. A joint operation is a joint arrangement whereby the parties that have joint control of the arrangement have rights to the assets and obligations for the liabilities, relating to the arrangement. The Group has assessed the nature of its joint arrangements and determined them to be joint ventures.

Investments in joint ventures are accounted for under the equity method. Under the equity method of accounting, interests in joint ventures are initially recognized in the consolidated statement of financial position at cost and adjusted thereafter to recognize the Group’s share of the post-acquisition of profits or losses and movements in other comprehensive income in the consolidated statements of comprehensive income and in other comprehensive income, respectively.

When the Group’s share of losses in a joint venture equals or exceeds its interests in the joint ventures (which includes any long-term interests that, in substance, form part of the Group’s net investment in the joint ventures), the Group does not recognize further losses, unless it has incurred obligations or made payments on behalf of the joint ventures.

The Group determines at each reporting date whether there is any objective evidence that the investment in a joint venture is impaired. If this is the case, the Group calculates the amount of impairment as the difference between the recoverable amount of the joint venture and its carrying value and recognizes the amount adjacent to share of profit of associates and joint ventures in the statements of comprehensive income.

Unrealized gains on transactions between the Group and its joint ventures are eliminated to the extent of the Group’s interest in the joint ventures. Unrealized losses are also eliminated unless the transaction provides evidence of an impairment of the asset transferred. Accounting policies of the joint ventures have been changed where necessary to ensure consistency with the policies adopted by the Group.

The Group takes into account both quantitative and qualitative aspects in order to determine which non-controlling interests in joint ventures are considered significant. In quantitative terms, the investments that individually represent at least 20% of equity in earnings of joint ventures in the consolidated statements of comprehensive income and, simultaneously, at least 20% the total equity attributable to non-controlling interest in joint ventures at the each year-end are considered significant. Therefore, in qualitative terms the Group considers, among other factors, the specific risks to which each company is exposed to, their returns and the importance that each company has for the Group.

Summarized financial information and other information for significant joint ventures is included in Note 8.

Segment reporting

2.4.	Segment reporting

Operating segments are reported in a manner consistent with the internal reporting provided to the Chief Operating Decision Maker (“CODM”) the Group’s Executive Committee. This CODM is responsible for allocating resources and assessing performance of the operating segments. The operating segments are described in Note 6.

Foreign currency translation
2.5.Foreign	currency translation

(a)	Functional and presentation currency

Items included in the financial statements of each of the Group’s entities are measured using the currency of the primary economic environment in which the entity operates (‘the functional currency’). These Financial Statements are presented in Argentine Pesos, which is the Group’s presentation currency.

(b)	Transactions and balances in foreign currency

Foreign currency transactions are translated into Argentine Pesos using the exchange rates prevailing at the dates of the transactions. Foreign exchange gains and losses resulting from the settlement of such transactions and from the translation at year-end exchange rates of monetary assets and liabilities denominated in foreign currencies are recognized in the profit or loss for the year.

Foreign exchange gains and losses are presented in the statements of comprehensive income within finance income and finance costs, as appropriate, unless they are capitalized as explained in Note 2.19.

Investment properties
2.6.	Investment properties

Investment properties are those properties owned by the Group that are held either to earn long-term rental income or for capital appreciation and that are not occupied by the Group for its own operations. Properties occupied by associates or joint ventures are accounted for as investment properties in these Consolidated Financial Statements.

Investment property also includes properties that are being constructed or developed for future use as investment property. The Group also classifies land whose future use has not been determined yet as investment property.

When a property is partially owner-occupied, with the rest being held for rental income or capital appreciation, the Group accounts for the portions separately. The portion that is owner-occupied is accounted for as property, plant and equipment under IAS 16 “Property, Plant and Equipment” and the portion that is held for rental income or capital appreciation, or both, is treated as investment property under IAS 40 “Investment Property”.

The Group’s investment properties primarily comprise the Group’s portfolio of shopping malls and offices, certain property under development and other undeveloped land.

Investment property is measured initially at cost. Cost comprises the purchase price and directly attributable expenditures, such as legal fees, certain direct taxes, commissions and in the case of properties under construction, the capitalization of financial costs.

For properties under development, capitalization of costs includes not only financial costs, but also all costs directly attributable to works in process, from commencement of construction until it is completed and property is in conditions to start operating. Capitalized costs include mainly the part attributable to third-party service costs, as well as the materials necessary for construction. Capitalization of such costs ceases when the property reaches the operating conditions indicated above.

Direct expenses related to lease contract negotiation (as well as payment to third parties for services rendered and certain specific taxes related to execution of such contracts) are capitalized as part of the book value of the relevant investment properties and amortized over the term of the lease.

Borrowing costs associated with properties under development or undergoing major refurbishment are capitalized. The finance cost capitalized is calculated using the Group’s weighted average cost of borrowings after adjusting for borrowings associated with specific developments. Where borrowings are associated with specific developments, the amount capitalized is the gross interest incurred on those borrowings less any investment income arising on their temporary investment. Finance cost is capitalized from the commencement of the development work until the date of practical completion. The capitalization of finance costs is suspended if there are prolonged periods when development activity is interrupted. Finance cost is also capitalized on the purchase cost of land or property acquired specifically for redevelopment in the short term but only when activities necessary to prepare the asset for redevelopment are in progress.

After initial recognition, investment property is carried at fair value. Investment property that is being redeveloped for continuing use as investment property or for which the market has become less active, continues to be measured at fair value. Investment properties under construction are measured at fair value if the fair value is considered to be reliably determinable. Investment properties under construction for which the fair value cannot be determined reliably, but for which the Group expects that the fair value of the property will be reliably determinable when construction is completed, are measured at cost less impairment until the fair value becomes reliably determinable or construction is completed, whichever is earlier.

Fair values are determined differently depending on the type of property being measured.

Generally, fair value of office buildings and land reserves is based on active market prices, adjusted, if necessary, for differences in the nature, location or condition of the specific asset. If this information is not available, the Group uses alternative valuation methods, such as recent prices on less active markets or discounted cash flow projections (Level 2).

The fair value of the Group’s portfolio of Shopping Malls is based on discounted cash flow projections. This method of valuation is commonly used in the shopping mall industry in the region where the Group conducts its operations (Level 3).

As required by Resolution 576/10 of the CNV, valuations are performed as of the financial position date by accredited professional appraisers who have recognized and relevant professional qualifications and have recent experience in the location and category of the investment property being valued. These valuations form the basis for the carrying amounts in the consolidated Financial Statements. The fair value of investment property reflects, among other things, rental income from current leases and other assumptions market participants would make when pricing the property under current market conditions.

Subsequent expenditure is capitalized to the asset’s carrying amount only when it is probable that future economic benefits associated with the expenditure will flow to the Group and the cost of the asset can be measured reliably. All other repairs and maintenance costs are expensed when incurred. When part of an investment property is replaced, the carrying amount of the replaced part is derecognized.

Changes in fair values are recognized in the consolidated statements of comprehensive income under the line item “Net gain from fair value adjustments of investment properties”.

Asset transfers, including assets classified as investments properties which are reclassified under other items or vice-versa, may only be carried out when there is a change of use evidenced by: a) commencement of occupation of real property by the Group, where investment property is transferred to property, plant and equipment; b) commencement of development activities for sale purposes, where investment property is transferred to property for sale; c) the end of Group occupation, where it is transferred from property, plant and equipment to investment properties; or d) commencement of an operating lease transaction with a third party, where properties for sale are transferred to investment property. The value of the transfer is the one that the property had at the time of the transfer and subsequently is valued in accordance with the accounting policy related to the item.

The Group may sell its investment property when it considers they are not core to its ongoing rental business activities. Where the Group disposes of a property at fair value in an arm’s length transaction, the carrying value immediately prior to the sale is adjusted to the transaction price, and the adjustment is recorded in the other comprehensive consolidated statements of comprehensive income in the line “Net gain from fair value adjustments of investment properties”.

Investment properties are derecognized when they are disposed of or when they are permanently withdrawn from use and no future economic benefits are expected to arise from their disposal. The disposal of properties is recognized when the significant risks and rewards have been transferred to the buyer. As for unconditional agreements, proceeds are recognized when legal title to property passes to the buyer and the buyer intends to make the respective payment therefor. In the case of conditional agreements, the disposal is accounted for where such conditions have been met. Where consideration receivable for the sale of the properties is deferred, it is discounted to present value.

The difference between the discounted amount and the amount receivable is treated as interest income and recognized over the period using the effective interest method. Direct expenses related to the sale are recognized in the line "other operating results, net" in the consolidated statements of comprehensive income at the time they are incurred.

Property, plant and equipment

2.7.       Property, plant and equipment

This category primarily comprises buildings or portions of a building used for administrative purposes, machines, computers and other equipment, motor vehicles, furniture, fixtures and fittings and improvements to the Group’s corporate offices.

All property, plant and equipment (“PPE”) is stated at historical cost less depreciation and accumulated impairment, if any. Historical cost includes expenditure that is directly attributable to the acquisition of the items. For properties under development, capitalization of costs includes not only financial costs, but also all costs directly attributable to works in process, from commencement of construction until it is completed and property is in conditions to start operating. Capitalized costs include mainly the part attributable to third-party service costs, as well as the materials necessary for construction. Capitalization of such costs ceases when the property reaches the operating conditions indicated above.

Borrowing costs are directly incurred for the purpose of acquiring, constructing or producing a qualifying PPE are capitalized as part of its cost. A qualifying PPE is an asset that necessarily takes a substantial period of time to get ready for its intended use. Borrowing costs are capitalized during the period of construction or production of the eligible asset; such capitalization ceases once the necessary activities for the asset to have the intended use have been completed, or else capitalization is suspended while construction activity is suspended.

Subsequent costs are included in the asset’s carrying amount or recognized as a separate asset, as appropriate, only when it is probable that future economic benefits associated with the item will flow to the Group and the cost of the item can be measured reliably. Such costs may include the cost of improvements and replacement of parts as they meet the conditions to be capitalized the carrying amount of those parts that are replaced is derecognized. Repairs and maintenance are charged to the consolidated statements of comprehensive income during the financial period in which they are incurred. Depreciation, based on a component approach, is calculated using the straight-line method to allocate the cost over the assets’ estimated useful lives.

As of June 30, 2018 useful lives are as follows:

Other buildings and facilities	Between 1 and 22 years
Furniture and fixtures	Between 3 and 10 years
Machinery and equipment	Between 1 and 10 years
Vehicles	5 years
Other	3 years

As of each period-end, an evaluation is performed to determine the existence of indicators of any decrease in recoverable value or useful life of assets. If there are any indicators, the recoverable amount and/or residual useful life of impaired asset(s) is estimated, and an impairment adjustment is made, if applicable. As of each year-end, the residual useful life of assets is estimated and adjusted, if necessary.

An asset’s carrying amount is written down immediately to its recoverable amount if its carrying amount is greater than its estimated recoverable amount (see Note 2.10.).

Gains from the sale of these assets are recognized when the significant risks and rewards have been transferred to the buyer. This will normally take place on unconditional exchange, generally when legal title passes to the buyer and it is probable that the buyer will pay. For conditional exchanges, sales are recognized when these conditions are satisfied.

Gains and losses on disposals are determined by comparing the proceeds, net of direct expenses related to those proceeds, with carrying amount at the date of each transaction. Gains and losses from the disposal of property, plant and equipment items are recognized within “Other operating results, net” in the consolidated statements of comprehensive income.

Leases
2.8.	Leases

Leases are classified at their inception as either operating or finance leases based on the economic substance of the agreement.

A Group company is the lessor: Operating lease – properties leased to tenants under operating leases are included in “Investment properties” in the statements of financial position. See Note 2.25 for the recognition of rental income.

Finance lease – the Group does not have any finance leases.

A Group company is the lessee: Operating lease – leases in which substantially all risks and rewards of ownership are retained by another party, as lessor, are classified as operating leases.

Payments, including prepayments, made under operating leases (net of any incentives received from the lessor) are charged to the consolidated statements of comprehensive income on a straight-line basis over the period of the lease. Significant leases where the Group acts as lessee under operating leases mainly include principal offices.

Finance lease - leases of assets where the Group has substantially all the risks and rewards of ownership are classified as finance leases. Finance leases are capitalized at the commencement of the lease at the lower of the fair value of the property and the present value of the minimum lease payments. Capitalized lease assets are depreciated over the shorter of the estimated useful life of the assets and the lease term. The finance charges are charged over the lease period so as to produce a constant periodic rate of interest on the remaining balance of the liability for each period. Liabilities corresponding to finance leases, measured at discounted value, are included in current and non-current borrowings. Significant leases where the Group acts as lessee under finance leases include machinery and computer equipment.

Intangible assets
2.9.	Intangible assets

(a)	Goodwill

Goodwill represents future economic benefits arising from assets that are not capable of being individually identified and separately recognized by the Group on an acquisition. Goodwill is initially measured as the difference between the fair value of the consideration transferred, plus the amount of non-controlling interest in the acquisition and, in business combinations achieved in stages, the acquisition-date fair value of the previously held equity interest in the acquisition; and the net fair value of the identifiable assets and liabilities assumed on the acquisition date.

At acquisition goodwill is allocated to those cash generating units expected to benefit from the acquisition for the purpose of impairment (see Note 2.10.). Following initial recognition, goodwill is measured at cost less any accumulated impairment losses. Goodwill arising on the acquisition of subsidiaries is included within “Intangible assets” in the statements of financial position.

Goodwill may also arise upon investments in associates and joint ventures, being the surplus of the cost of investment over the Group’s share of the fair value of the net identifiable assets. Such goodwill is recorded within investments in associates or joint ventures.

Goodwill is not amortized but tested for impairment at each fiscal year end, or more frequently if there is an indication of impairment.

(b)	Software

Acquired computer software licenses are capitalized on the basis of the costs incurred to acquire and bring to use the specific software. These costs are amortized over their estimated useful lives between 3 and 5 years.

Costs associated with maintaining computer software programs are recognized as an expense as incurred. Development costs that are directly attributable to the design and testing of identifiable and unique software products controlled by the Group are recognized as intangible assets when the following criteria are met: (i) it is technically feasible to complete the software product so that it will be available for use; (ii) management intends to complete the software product and use or sell it; (iii) there is an ability to use or sell the software product; (iv) it can be demonstrated how the software product will generate probable future economic benefits; (v) adequate technical, financial and other resources to complete the development and to use or sell the software product are available; and (vi) the expenditure attributable to the software product during its development can be reliably measured.

Directly attributable costs that are capitalized as part of the software product include the software development employee costs and an appropriate portion of relevant overheads.

Other development expenditures that do not meet these criteria are recognized as an expense as incurred. Development costs previously recognized as an expense are not recognized as an asset in a subsequent period.

Computer software development costs recognized as assets are amortized over their estimated useful lives, which does not exceed 5 years.

(c)	Rights of use

The Group acquired certain rights to develop a plot of land and facilities. These rights primarily comprise the right to develop the land and attached buildings and facilities known as Distrito Arcos (“Arcos”).

The Arcos land and attached facilities is owned by Administration of Railway Infrastructure (“ADIF”, as per its Spanish acronym), a governmental agency created for the management of certain State’s properties, particularly assets pertaining to the railway system. Arcos are the old warehouse and adjacent spaces below the tracks of the San Martin railway lines. The right was acquired as part of the Arcos acquisition and is carried at acquisition cost less accumulated amortization. Amortization is calculated using the straight-line method over the period in which the economic benefits of use accrue. The Group must pay ADIF a fee on a monthly basis.

(d)	Right to receive future units under barter agreements

The Group also enters into barter transactions where the Group normally exchanges undeveloped parcels of land with third-party developers for future property to be constructed on the bartered land. The Group generally receives monetary assets as part of the transactions and/or a right to receive future units to be constructed by developers. Such rights are initially recognized at cost (which is the fair value of the land assigned) and such rights are not adjusted later, unless there is any sign of impairment.

Impairment of assets
2.10.	Impairment of assets

(a)Goodwill

For the purpose of impairment testing, assets are grouped at the lowest levels for which there are separately identifiable cash flows, referred to as cash-generating units. In order to determine whether any impairment loss should be recognized, the book value of cash-generating units or cash generating unit groups is compared against its recoverable value. Net book value of cash-generating units and cash generating unit groups include goodwill and assets with limited useful life (such as, investment properties, property, plant and equipment, intangible assets and working capital).

If the recoverable amount of the cash-generating unit is less than the carrying amount of the unit, the impairment loss is allocated first to reduce the carrying amount of any goodwill allocated to the unit and then to the other assets of the unit pro rata on the basis of the carrying amount of each asset in the unit. Impairment losses recognized for goodwill are included in the statements of comprehensive income and are not reversed in a subsequent period.

The recoverable amount of a cash-generating unit is the higher of fair value less costs-to-sell and value-in-use. The fair value is the amount at which a cash-generating unit may be sold in a current transaction between unrelated, willing and duly informed parties. Value-in-use is the present value of all estimated future cash flows expected to be derived from cash-generating units or cash-generating unit groups.

(b)Properties,	plant and equipment and defined-lived intangible assets

At the date of each statement of financial position, the Group reviews the carrying amounts of its property, plant and equipment, and limited-duration intangible assets to determine whether there is any indication that those assets have suffered an impairment loss. If any such indication exists, the recoverable amount of the asset is estimated in order to determine the extent, if any, of the impairment loss.

When the asset does not generate cash flows independently of other assets, the Group estimates the recoverable amount of the cash-generating unit to which the asset belongs.

If the recoverable amount of an asset or cash-generating unit is estimated to be less than its carrying amount, the carrying amount of the asset or cash-generating unit is reduced to its recoverable amount. An impairment loss is recognized immediately in the statements of comprehensive income.

Assets or cash-generating units that have suffered an impairment loss are revised as of each year-end date to assess a potential reversal of such impairment. The impairment loss recognized in prior fiscal years may only be reversed if there has been a change in the estimates used to assess the recoverable value of assets or the cash-generating unit since the recognition of the impairment loss.

Where an impairment loss subsequently reverses the carrying amount of the asset or cash-generating unit is increased to the revised estimate of its recoverable amount, not to exceed the carrying amount that would have been determined if no impairment loss had been recognized for the asset or cash-generating unit in prior years. A reversal of an impairment loss is recognized in the statements of comprehensive income.

Trading properties
2.11.	Trading properties

Trading properties comprise those properties either intended for sale or in the process of construction for sale. Trading properties are carried at the lower of cost and net realizable value. Where there is a change in use of investment properties evidenced by the commencement of development with a view to sale, the properties are reclassified as trading properties at cost, which is the carrying value at the date of change in use. They are subsequently carried at the lower of cost and net realizable value.

Cost comprises all direct costs of purchase, costs of conversion and other costs incurred in bringing the trading properties to their present location and condition.

Borrowing costs incurred for the purpose of acquiring, constructing or producing a qualifying trading property are capitalized as part of its cost. A qualifying trading property is an asset that necessarily takes a substantial period of time to get ready for its intended use. Borrowing costs are capitalized while acquisition, construction or production is underway and cease once the asset is substantially complete or suspended if development of the asset is suspended.

Net realizable value is the estimated selling price of a property in the ordinary course of business less costs to complete and selling expenses. If the net realizable value is lower than the carrying amount, a write-down is recognized in the amount by which the carrying amount exceeds its net realizable value. Write-downs are reversed when circumstances that caused the write-down cease to exist, or when net realizable value increases.

Inventories
2.12.	Inventories

Inventories mainly include materials, supplies or other assets required to offer different services.

Supplies and other of materials and assets classified in this category are measured at the lower of cost or net realizable value. The cost of supplies, materials and other assets is determined using the weighted average cost method.

Financial instruments
2.13.	Financial instruments

Classification

The Group classifies financial assets in the following categories: those to be measured at fair value and those to be measured at amortized cost. This classification depends on whether the financial asset is a debt or equity instrument.

Debt instruments

A debt instrument is classified at amortized cost only if both of the following criteria are met: i) the objective of the Group’s business model is to hold the asset to collect the contractual cash flows; and (ii) the contractual terms give rise on specified dates to cash derived solely from payments of principal and interest due on the principal outstanding. The nature of any derivatives embedded in the debt instrument are considered in determining whether the cash flows of the instrument are derived solely from payment of principal and interest due on the principal outstanding and are not accounted for separately.

If either of the two criteria above is not met, the debt instrument is classified at “fair value through profit or loss”. The Group has not designated any debt investment as measured at fair value through profit or loss to eliminate or significantly reduce an accounting mismatch. Changes in fair values and gains from disposal of financial assets at fair value through profit or loss are recorded within “Financial results, net” in the statements of comprehensive income.

Equity instruments

All equity instruments, which are neither subsidiaries, associate companies nor joint ventures of the Group, are measured at fair value. Equity investments that are held for trading are measured at fair value through profit or loss. For all other equity investments, the Group can make an irrevocable election at initial recognition to recognize changes in fair value through other comprehensive income rather than profit or loss. The Group decided to recognize changes in fair value of equity instruments through changes in profit or loss.

Changes in fair values and results from disposal of equity investments at fair value through profit or loss and dividends income are recorded within ”Financial results, net” in the statements of comprehensive income.

Regular purchases and sales of financial assets are recognized on the trade date–the date on which the Group commits to purchase or sell the asset. Financial assets are derecognized when the rights to receive cash flows from the investments have expired or have been transferred and the Group has transferred substantially all risks and rewards of ownership.

At initial recognition, the Group measures a financial asset at its fair value plus, in the case of a financial asset not at fair value through profit or loss, transaction costs that are directly attributable to the acquisition of the financial asset. Transaction costs of financial assets carried at fair value through profit or loss are expensed in the statements of comprehensive income.

Results on debt instruments measured at amortized cost and not identified for hedging purposes are charged to income where the financial assets are derecognized or an impairment loss is recognized and during the amortization process under the effective interest method.

All equity investments, which are neither subsidiary associate companies nor joint venture of the Group, are measured at fair value.

The Group is required to reclassify all affected investments in debt instruments when and only when its business model for managing those assets changes.

The Group assesses at the end of each reporting period whether there is objective evidence that a financial asset or group of financial assets measured at amortized cost is impaired. A financial asset or a group of financial assets is impaired and impairment losses are incurred only if there is objective evidence of impairment as a result of one or more events that occurred after the initial recognition of the asset (a ‘loss event’) and that loss event (or events) can be reliably estimated.

Evidence of impairment may include indications that the debtors or a group of debtors is experiencing significant financial difficulties, defaults or delinquency in interest or principal payments, the probability that they will enter bankruptcy or other financial reorganization, and where observable data indicate that there is a measurable decrease in the estimated future cash flows.

The amount of the impairment is measured as the difference between the asset’s carrying amount and the present value of estimated future cash flows (excluding future credit losses that have not been incurred) discounted at the financial asset’s original effective interest rate. The carrying amount of the asset is reduced and the amount of the loss is recognized in the consolidated statements of comprehensive income. As a practical expedient, the Group may measure impairment on the basis of an instrument’s fair value using an observable market price. If, in a subsequent period, the amount of the impairment loss decreases and the decrease can be related objectively to an event occurring after the impairment was recognized, the reversal of the previously recognized impairment loss is recognized in the consolidated statements of comprehensive income.

Financial assets and liabilities are offset and the net amount reported in the statement of financial position when there is a legally enforceable right to offset the recognized amounts and there is an intention to settle on a net basis, or realize the asset and settle the liability simultaneously.

Derivative financial instruments and hedging activities
2.14.	Derivative financial instruments and hedging activities

Derivative financial instruments are initially recognized at fair value. The method of recognizing the resulting gain or loss depends on whether the derivative is designated as a hedging instrument, and if so, the nature of the item being hedged.

The Group manages exposures to various risks using hedging instruments that provide the appropriate economic outcome. The Group does not use derivative financial instruments for speculative purposes. To date, the Group has used future and forward contracts, as appropriate.

The Group’s policy is to apply hedge accounting to hedging relationships where it is permissible under IFRS 9, practical to do so and its application reduces volatility, but transactions that may be effective hedges in economic terms may not always qualify for hedge accounting under IFRS 9. To date the Group has not applied hedge accounting to any of its derivative financial instruments. Trading derivatives are classified as a current asset or liability on the statement of financial position. Gains and losses on other derivatives are classified in “Financial results, net”, in the statements of comprehensive income.

The fair values of financial instruments that are traded in active markets are computed by reference to market prices. The fair value of derivative financial instruments that are not traded in an active market is determined by using valuation techniques. The Group uses its judgment to select a variety of methods and make assumptions that are mainly based on market conditions existing at the end of each reporting period.

Trade and other receivables
2.15.	Trade and other receivables

Trade receivables are recognized initially at fair value and subsequently measured at amortized cost using the effective interest method.

A provision of doubtful accounts is recorded when there is objective evidence that the Group may not be able to collect all receivables within their original payment term. Indicators of doubtful accounts include significant financial distress of the debtor, the debtor potentially filing a petition for reorganization or bankruptcy, or any event of default or past due account.

In the case of larger non-homogeneous receivables, the Group generally measures the impairment provision on an individual basis. When assessed individually, the Group records a provision for impairment which amounts to the difference between the value of the discounted expected future cash flows of the receivable and its carrying amount, taking into account the existing collateral, if any. This provision takes into consideration the financial situation of the debtor, the resources, payment track-record and, if applicable, the value of collateral.

The Group collectively evaluates for impairment smaller-balance homogeneous receivables, which are grouped on the basis of similar risk characteristics, taking into account asset type, collateral type, past-due status and other relevant factors. The Group applies allowance factors, which in the judgment of management represent the expected losses over the life of the receivables. In determining those factors, the Group considers the following: (i) delinquencies of the credits, (ii) loss history and the general behaviour of clients, (iii) trends in volume and terms of receivables, (iv) the experience and depth of the debtors’ management, (v) national and local economic trends, (vi) concentrations of credit by individual credit size and by class of receivable, and (vii) the effect of other external factors.

The amount of the provision for doubtful accounts is the difference between the asset’s carrying amount and the present value of estimated future cash flows, discounted at the original effective interest rate. The carrying amount of the asset is reduced through the use of an allowance account, and the amount of the loss is recognized in the statements of comprehensive income within “Selling expenses”. Subsequent recoveries of amounts previously written off are credited against “Selling expenses” in the statements of comprehensive income.

Trade and other payables
2.16.	Trade and other payables
Trade payables are initially recognized at fair value and subsequently measured at amortized cost using the effective interest method.
Tenant deposits

2.17.	Tenant deposits

The Group generally obtains deposits from tenants as a guarantee for returning the property at the end of the lease term in a specified good condition or for the lease payments for a period of generally 3 years. The deposits are generally equivalent to one month of lease rentals. Such deposits are treated as both a financial asset and a financial liability in accordance with IFRS 9, and they are initially recognized at fair value. The difference between fair value and cash received is considered to be part of the minimum lease payments received for the operating lease (refer to Note 2.25. for the recognition of rental income). The deposits are subsequently measured at amortized cost.

Borrowings
2.18.	Borrowings

Borrowings are recognized initially at fair value, net of transaction costs incurred. Borrowings are subsequently stated at amortized cost; any difference between the proceeds (net of transaction costs) and the redemption value is recognized as finance cost over the period of the borrowings using the effective interest method.

Borrowing costs
2.19.	Borrowing costs

General and specific borrowing costs (interest and foreign exchange differences) directly attributable to the acquisition, construction or production of qualifying assets, which are assets that necessarily take a substantial period of time to get ready for their intended use or sale, are added to the cost of those assets, until such time as the assets are substantially completed.

Investment income earned on the temporary investment of specific borrowings pending their expenditure on qualifying assets is deducted from the borrowing costs eligible for capitalization. All other borrowing costs are recognized in profit or loss in the period in which they are incurred.

The Group capitalizes borrowing costs on qualifying investment properties, property, plant and equipment and trading properties.

Provisions
2.20.	Provisions

Provisions are recognized when: (i) the Group has a present legal or constructive obligation as a result of past events; (ii) it is probable that an outflow of resources will be required to settle the obligation; and (iii) a reliable estimate of the amount of the obligation can be made. Provisions are not recognized for future operating losses.

The amount of its accruals is based on up-to-date developments, estimates of the outcomes of the matters and legal counsel’s experience in contesting, litigating and settling matters. As the scope of the liabilities becomes better defined or more information is available, the Group may be required to change its estimates of future costs, which could have a material adverse effect on its results of operations and financial condition or liquidity.

Provisions are measured at the present value of the cash flows expected to be required to settle the obligation using a pre-tax rate that reflects current market assessments of the time value of money and the risks specific to the obligation. The increase in provisions due to passage of time is recognized in the statements of comprehensive income.

Employee benefits
2.21.	Employee benefits

(a)	Pension plans obligations

The Group operates a defined contribution plan. A defined contribution plan is a pension plan under which the Group pays fixed contributions into a separate entity. The Group has no legal or constructive obligations to pay further contributions if the fund does not hold sufficient assets to pay all employees the benefits relating to employee service in the current and prior periods. The contributions are recognized as employee benefit expense in the statement of comprehensive income when they are due.

(b)	Termination benefits

Termination benefits are payable when employment is terminated by the Group before the normal retirement date, or whenever an employee accepts voluntary redundancy in exchange for these benefits. The Group recognizes termination benefits when it is demonstrably committed to either terminating the employment of current employees according to a detailed formal plan without possibility of withdrawal; or providing termination benefits as a result of an offer made to encourage voluntary redundancy.

(c)	Bonus plans

The Group recognizes a liability and an expense for bonuses based on a formula that takes into consideration the profit attributable to the Company’s shareholders after certain adjustments. The Group recognizes a provision where contractually obliged or where there is a past practice that has created a constructive obligation.

Shared based payments
2.22.	Shared based payments

The Group operates an incentive plan, under which certain selected employees, directors and top management of IRSA Propiedades Comerciales S.A., IRSA and Cresud have a right to matching shares of IRSA and Cresud, although they must hold their purchased shares and remain with the employer entity for a specified period of time.

The fair value of the equity settled awards is measured at the date of grant. Management measures the fair value using the valuation technique that it considers to be the most appropriate to value each class of award. Methods used may include Black-Scholes calculations or other models as appropriate. The valuations take into account factors such as non-transferability, exercise restrictions and behavioural considerations.

The fair value of the share-based payment is recognized in the statements of comprehensive income under the straight-line method over the vesting period in which the right to receive shares of IRSA and Cresud becomes irrevocable (“vesting period”); such value is based on the best available estimate of the number of shares expected to vest.

Such estimate is revised if subsequent information becomes available indicating that the number of shares expected to vest differs from original estimates.

Current income tax, deferred income tax and minimum presumed income tax
2.23.	Current income tax, deferred income tax and minimum presumed income tax

Tax expense for the year comprises the charge for tax currently payable and deferred taxation. Tax is recognized in the statement of income, except to the extent that it relates to items recognized in other comprehensive income or directly in equity, in which case, the tax is also recognized in other comprehensive income or directly in equity, respectively.

Current income tax charge is calculated on the basis of the tax laws enacted or substantially enacted at the date of the statement of financial position in the countries where the Company and its subsidiaries operate and generate taxable income. Management periodically evaluates positions taken in tax returns with respect to situations in which applicable tax regulation is subject to interpretation. The Group establishes provisions where appropriate on the basis of amounts expected to be paid to the tax authorities.

Deferred income tax is recognized, using the liability method, on temporary differences arising between the tax bases of assets and liabilities and their carrying amounts in the consolidated Financial Statements. However, deferred tax liabilities are not recognized if they arise from the initial recognition of goodwill; deferred income tax is not accounted for if it arises from initial recognition of an asset or liability in a transaction other than a business combination that at the time of the transaction affects neither accounting nor taxable profit or loss. Deferred income tax is determined using tax rates (and laws) that have been enacted or substantively enacted by the date of the statement of financial position and are expected to apply when the related deferred income tax asset is realized or the deferred income tax liability is settled.

Deferred income tax assets are recognized only to the extent that it is probable that future taxable profit will be available against which the temporary differences can be utilized.

Deferred income tax is provided on temporary differences arising on investments in subsidiaries, associates and joint ventures, except for deferred income tax liabilities where the timing of the reversal of the temporary difference is controlled by the Group and it is probable that the temporary difference will not reverse in the foreseeable future.

Deferred income tax assets and liabilities are offset when there is a legally enforceable right to offset current tax assets against current tax liabilities and when the deferred income tax assets and liabilities relate to income taxes levied by the same taxation authority on either the same taxable entity or different taxable entities where there is an intention to settle the balances on a net basis.

Entities in Argentina are subject to the Minimum Presumed Income Tax (“MPIT”). Pursuant to this tax regime, an entity is required to pay the greater of the income tax or the MPIT. The MPIT provision is calculated on an individual entity basis at the statutory asset tax rate of 1% and is based upon the taxable assets of each company as of the end of the year, as defined by Argentine law. Any excess of the MPIT over the income tax may be carried forward and recognized as a tax credit against future income taxes payable over a 10-year period. When the Group assesses that it is probable that it will use the MPIT payment against future taxable income tax charges within the applicable 10-year period, the Group recognizes the MPIT as a current or non-current receivable, as applicable, within “Trade and other receivables” in the statements of financial position.

Minimum presumed income tax was repealed by the Law No. 27,260 in section 76 for the annual periods beginning on January 1, 2019.

In this respect, considering recent Instruction No. 2 issued by the Federal Administration of Public Revenue (AFIP), if the Company posts financial and tax losses, no provision for income tax would be recorded.

Cash and cash equivalents
2.24.	Cash and cash equivalents

Cash and cash equivalents includes cash on hand, deposits held with banks, and other short-term highly liquid investments with original maturities of three months or less. Cash equivalents do not include bank overdrafts.

Revenue recognition
2.25.	Revenue recognition

Revenue from Group’s activities is principally derived from business activities carried out in shopping malls and in rental buildings and mainly include rental income from shopping mall properties and offices leased under operating leases, admission rights, commissions and revenue from several services provided to the Group’s lessees.

Revenue from the sale of properties is recognized when: (a) material risks and benefits derived from title to property have been transferred; (b) the Company does not retain any management function on the assets sold nor does it have any control whatsoever on such assets; (c) the amount of revenues and costs associated to the transaction may be measured on a reliable basis; and (d) the Company is expected to accrue the economic benefits associated to the transaction.

Revenue from the provision of services is recognized when: (a) the amount of revenue and costs associated to the services may be measured on a reliable basis; (b) the Company is expected to accrue the economic benefits associated to the transaction, and (c) the level of completion of services may be measured on a reliable basis.

·	Shopping malls portfolio

Primarily comprises rental income from shopping mall properties lease out over operating leases, admission rights, commissions and revenue from several services provided to the Group’s lessees.

The Argentine Civil and Commercial Code section 1221 provides that tenants may rescind commercial lease within the initial six months by means of written notification. If option is used within the first year of the lease, the Tenant shall pay the Lessor, as compensation, the equivalent of one-and-a-half month’s rent, and one month’s rent if the tenant makes use of the option after that period. Given that the rule does not provide for advance notice, Lease Agreements include a provision whereby the lessee must give at least 60 days advance notice of its intention to terminate the lease. The exercise of such early termination could materially and adversely affect the Group.

The Group analyzed the definition of leasing term in IAS 17 wich provides that a non-cancellable lease is a lease that is cancellable only (a) upon the occurrence of some remote contingency, (b) with the permission of the lessor, (c) if the lessee enters into a new lease with the same lessor or (d) upon payment by the lessee of such an additional amount that, at inception of the lease, continuation of the lease is reasonably certain.

The Group has determined that, in all operating leases, the lease term for accounting purposes matches the term of the contract. The Group concluded that, even though a lease is cancellable under law, tenants would incur significant “economic penalties” if the leases are terminated prior to expiry. The Group considered that these economic penalties are of such amount that continuation of the lease contracts by tenants appears to be reasonably certain at the inception of the respective agreements. The Group reached this conclusion based on factors such as: (i) the strategic geographical location and accessibility to customers of the Group’s investment properties; (ii) the nature and tenure of tenants (mostly well-known local and international retail chains); (iii) limited availability of identical revenue-producing space in the areas where the Group’s investment properties are located; (iv) the tenants’ brand image and other competitive considerations; (v) tenants’ significant expenses incurred in renovation, maintenance and improvements on the leased space to fit their own image; (vi) the majority of the Group’s tenants only have stores in shopping malls with a few or none street stores. See datails in Note 24

Lessees of shopping malls are generally required to pay the higher of: (i) a base monthly rent (the “Base Rent”) and (ii) a specific percentage of gross monthly sales recorded by the Lessee (the “Contingent Rent”), which generally ranges between 2% and 10% of gross sales. Moreover, in accordance with agreements entered into for most locations, the Base Rent is subject to scheduled increases, typically between 10% on a semi-annually over the term of the lease.

In addition, some lease contracts include provisions that set forth variable rent based on specific volumes of sales and other types of ratios.

Rental income from shopping mall properties leased out under operating leases is recognized in the consolidated statements of comprehensive income on a straight-line basis over the term of the leases. When lease incentives are granted, they are recognized as an integral part of the net consideration for the use of the property and are therefore recognized on the same straight-line basis.

Contingent rents, being lease payments that are not fixed at the inception of a lease, are recorded as income in the periods in which they are known and can be determined. Rent reviews are recognized when such reviews have been agreed with tenants.

Tenants in the Group’s shopping mall are also generally charged a non-refundable admission right upon entering a lease contract or renewing an existing one. Admission rights are treated as additional rental income and recognized in the statement of comprehensive income under a straight-line basis over the term of the respective lease agreement.

The Group acts as its own leasing agent for arranging and closing lease agreements in its shopping malls properties and consequently earns letting fees. Letting fees are paid by tenants upon the successful closing of an agreement. A transaction is considered successfully concluded when both parties have signed the related lease contract. Letting fees received by the Group are treated as additional rental income and are recognized in the statement of comprehensive income on a straight-line basis over the term of the lease agreements.

Lease contracts also provide that common area maintenance (“CAM”) of the Group’s shopping malls are borne by the corresponding lessees, generally on a prorrata basis. CAM include all such expenses convenient and necessary for various purposes including, but not limited to, the operation, maintenance, management, safety, preservation, repair, supervision, insurance and enhancement of the shopping malls. The lessor is responsible for determining the need and suitability of incurring a common area service charge. The Group makes the original payment for such expenses, which are then reimbursed by the lessees. The Group considered that it acts as a principal in these cases.

Service charge income related to can is presented separately from property operating expenses. Property operating expenses are expensed as incurred.

Under the lease contracts entered into, lessees also agree to participate in collective promotion funds (“CPF”) to be used in advertising and promoting the Group’s shopping malls. Each lessee’s participation is generally calculated as a percentage of the 15% monthly rent accrued.

Revenue so derived is also included under rental income and services segregated from advertising and promotion expenses. Such expenses are charged to income when incurred.

On the other hand, revenue includes income from managed operations and other services such as car parking lots. Those revenues are recognized on an accrual basis as services are provided.

·	Office and other rental properties portfolio

Rental income from office and other rental properties include rental income from office leased out under operating leases, income for services and expenses recovery paid by tenant.

Rental income from office and other rental properties leased out under operating leases is recognized in the consolidated statements of comprehensive income on a straight-line basis over the term of the leases (‘rent averaging’). When lease incentives are granted, they are recognized as an integral part of the net consideration for the use of the property and are therefore recognized on the same straight-line basis.

Contingent rents, are recorded as income in the periods in which they are collected. Rent reviews are recognized when such reviews have been agreed with tenants.

Lease contracts also provide that common area service charges of the Group’s office and other rental properties are borne by the corresponding lessees, generally on a proportionally basis. These common area service charges include all such expenses convenient and necessary for various purposes including, but not limited to, the operation, maintenance, management, safety, preservation, repair, supervision, insurance and enhancement of the shopping malls. The Group acts as the management of rental properties. The Group makes the original payment for such expenses, which are then reimbursed by the lessees. The Group considered that it acts as a principal in these cases. The Group accrues reimbursements from tenants for recoverable portions of all these expenses as service charge revenue in the period the applicable expenditures are incurred and is presented separately from property operating expenses. Property operating expenses are expensed as incurred.

·	Sales and Development activities

Revenue from sale and developments of real estate properties primarily comprises the results from the sale of trading properties. Results from the sale of properties are recognized only when the significant risks and rewards have been transferred to the buyer. This normally takes place on unconditional exchange of contracts (except where payment or completion is expected to occur significantly after exchange). For conditional exchanges, sales are recognized when these conditions are satisfied.

The Group applies IFRIC 15 “Agreements for the Construction of Real Estate”. IFRIC 15 gives guidance as to which standard applies when accounting for the construction of real estate; that is IAS 11 “Construction Contracts” or IAS 18 “Revenue”. IFRIC 15 interprets that an agreement meets the definition of a construction contract under IAS 11 when the buyer is able to specify the major structural elements of the design of the property either before or during construction. Furthermore, IFRIC 15 interprets that an agreement is for the sale of goods under IAS 18 when construction takes place independently of the agreement and the buyer has only a limited ability to influence the design. The Group has assessed the nature of its agreements and determined that they are within the scope of IAS 18. As a result, the Group recognizes revenue from the sale of open market private homes and commercial units entirely at the delivery in accordance with IAS 18.

The Group also enters into barter transactions where the Group normally exchanges undeveloped parcels of land with third-party developers for future property to be constructed on the bartered land and on occasion, the Group also receives cash as part of the transactions. Legal title to the land together with all risks and rewards of ownership are transferred to the developer upon sale. The Group generally requires the developer to issue insurances or to mortgage the land in favor of the Group as performance guarantee. In the event the developer does not fulfil its obligations, the Group forecloses on the land through the execution of the mortgage or the surety insurances, together with a cash penalty.

The Group may sell the residential apartments to third-party homebuyers once they are finalized and transferred from the developer. In these circumstances, revenue is recognized when the significant risks and rewards are transferred to the buyer. This will normally take place when the deeds of title are transferred to the homebuyer.

However, the Group may market residential apartments during construction or even before construction commences. In these situations, buyers generally surrender a down payment to the Group with the remaining amount being paid when the developer completes the property and transfers it to the Group, and the Group in turn transfers it to the buyer. In these cases, revenue is not recognized until the apartments are completed and the transaction is legally completed, that is when the apartments are transferred to the homebuyers and deeds of title are executed. This is because in the event the residential apartments are not completed by the developer and consequently not delivered to the homebuyer, the Group is contractually obligated to return to the homebuyer any down payment received plus a penalty amount. The Group may then seek legal remedy against the developer for non-performance of its obligations under the agreement. The Group exercised judgment and considers that the most significant risk associated with the asset the Group holds (i.e. the right to receive the apartments) consisting of the unfulfillment of the developer's obligations (i.e. to complete the construction of the apartments) has not been transferred to the homebuyers upon reception of the down payment.

Share capital
2.26.	Share capital

Ordinary shares are classified as equity. Incremental costs directly attributable to the issue of new ordinary shares or options are shown in equity as a deduction, net of tax, from the proceeds.

When any of Group’s subsidiaries purchase the Company’s equity share capital (treasury shares), the consideration paid, including any directly attributable incremental costs (net of tax) is deducted from equity attributable to the Company’s equity holders until the shares are cancelled or reissued. When such ordinary shares are subsequently reissued, any consideration received, net of any directly attributable incremental transaction costs and related income tax effects, is included in equity attributable to the Company’s equity holders.

Instruments issued by the Group that will be settled by the Company delivering a fixed number of its own equity instruments in exchange for a fixed amount of cash or another financial asset are classified as equity.

Earnings per share
2.27.	Earnings per share

Earnings per share is calculated by dividing the profit for the year attributable to equity holders of the parent by the weighted average of common shares outstanding during the year. Diluted earnings per share is computed by dividing the profit for the year by the weighted average of common shares outstanding, and when dilutive, adjusted for the effect of all potentially dilutive shares, including share options, on an as-if converted basis.

In computing diluted earnings per share, income available to common shareholders used in the basic earnings per share calculation is adjusted to add back the after-tax amount of interest recognized in the year with respect to any debt convertible to common stock. The weighted-average number of common shares outstanding is adjusted to include the number of additional common shares that would have been outstanding if the dilutive potential common shares had been issued. Diluted earnings per share is based on the most advantageous conversion rate or exercise price over the entire term of the instrument from the standpoint of the security holder. The calculation of diluted earnings per share excludes potential common shares if their effect is anti-dilutive (Note 28).

Dividend distribution
2.28.	Dividend distribution

Cash dividend distribution to the Group’s shareholders is recognized as a liability in the period in which the dividends are approved. Such amounts have been recorded either under Retained Earnings, if already forfeited or under Trade and Other Payables, if not forfeited.

Dividends income
2.29.	Dividends income
Dividends earned are recorded when declared.
Comparative information
2.30.	Comparative information

Balance items as of June 30, 2017 and 2016 shown in these Financial Statements for comparative purposes arise from Financial Statements then ended. Reclassifications have been made in the comparative information as of June 30, 2017 and 2016.

During the fiscal year ended June 30, 2018, 2017 and 2016, there was a devaluation of the Argentine peso in relation to the US Dollar that accounted for approximately 74%, 11% and 65%, respectively. This situation affects the comparability of figures disclosed in these Financial Statements, arising mainly from the impact of the exchange rate on our assets and liabilities in foreign currency.

Seasonal effects on operations
2.31.	Seasonal effects on operations

The operations of the Group’s shopping mall are subject to seasonal effects, which affect the level of sales recorded by tenants. During summer time (January and February), the tenants of shopping mall experience the lowest sales levels in comparison with the winter holidays (July) and during the period of Christmas’ Seasons (December) when they tend to record peaks of sales. Apparel stores generally change their collections during the spring and the fall, which impacts positively on shopping mall sales. Sale discounts at the end of each season also impact in the business. As a consequence, a higher level of revenues is generally expected in shopping mall operations during the second half of the year rather than the first.